Note 14 - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 166,208	€ 137,592
Interbank balances (w/o central banks)	[1]	9,130	9,636
Central bank funds sold and securities purchased under resale agreements	[1]	8,533	13,801
Securities borrowed	[1]	0	428
Loans	[1]	426,691	429,841
Other financial assets	[1]	94,069	94,157
Financial liabilities:
Deposits	[1]	567,745	572,208
Central bank funds purchased and securities sold under repurchase agreements	[1]	2,325	3,115
Securities loaned	[1]	1,697	259
Other short-term borrowings	[1]	3,553	5,218
Other financial liabilities	[1]	96,602	87,669
Long-term debt	[1]	149,163	136,473
Trust preferred securities	[1]	1,321	2,013
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	166,208	137,592
Interbank balances (w/o central banks)	[1]	9,132	9,636
Central bank funds sold and securities purchased under resale agreements	[1]	8,519	13,801
Securities borrowed	[1]	0	428
Loans	[1]	434,442	436,997
Other financial assets	[1]	94,393	94,423
Financial liabilities:
Deposits	[1]	568,172	572,596
Central bank funds purchased and securities sold under repurchase agreements	[1]	2,328	3,114
Securities loaned	[1]	1,697	259
Other short-term borrowings	[1]	3,556	5,221
Other financial liabilities	[1]	96,602	87,669
Long-term debt	[1]	150,691	136,494
Trust preferred securities	[1]	1,069	1,798	[2]
Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	166,208	137,592
Interbank balances (w/o central banks)	[1]	866	116
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Other financial assets	[1]	7,714	15,960
Financial liabilities:
Deposits	[1]	66	120
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	1,902	1,898
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	8,266	9,520
Central bank funds sold and securities purchased under resale agreements	[1]	7,694	13,801
Securities borrowed	[1]	0	428
Loans	[1]	13,253	11,376
Other financial assets	[1]	85,173	78,463
Financial liabilities:
Deposits	[1]	568,105	572,476
Central bank funds purchased and securities sold under repurchase agreements	[1]	2,328	3,114
Securities loaned	[1]	1,697	259
Other short-term borrowings	[1]	3,540	5,219
Other financial liabilities	[1]	94,700	85,771
Long-term debt	[1]	144,130	125,344
Trust preferred securities	[1]	1,069	1,798	[2]
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	825	0
Securities borrowed	[1]	0	0
Loans	[1]	421,189	425,620
Other financial assets	[1]	629	0
Financial liabilities:
Deposits	[1]	0	0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	15	2
Other financial liabilities	[1]	0	0
Long-term debt	[1]	6,560	11,150
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates.
[2]	Prior year information restated due to a refinement in the fair value calculation.